Equity settled share-based payments (Details) - shares	Dec. 31, 2023	Jun. 30, 2023	Oct. 31, 2022	Jun. 30, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued	1,263,689,685	1,263,689,685		1,225,566,355
2020 Share Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued	98,773,684	98,773,684		92,586,048
Repurchase of shares			6,187,636